Debentures (Schedule of Aggregate Annual Maturities) (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	€ 91,714	$ 97,813	€ 117,493
Current maturities	18,714	$ 19,958	19,806
Long-term loans	110,428		137,299
Second year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	37,779		19,824
Third year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	37,792		40,195
Fourth year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	16,143		40,263
Fifth year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	€ 0		€ 17,211